CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of comprehensive income [abstract]
Net income	$ 806	$ 574	$ 528	[1]
Items that will not be reclassified subsequently to profit or loss:
Revaluation of property, plant and equipment	462	418	335
Available-for-sale securities	(47)	5	9
Unrealized actuarial gains (losses)	28	8	(49)
Taxes on the above items	(100)	(206)	(83)
Share of income from investments in associates and joint ventures	117	259	199
Other comprehensive income that will not be reclassified to profit or loss, net of tax	460	484	411
Items that may be reclassified subsequently to profit or loss:
Foreign currency translation	(1,577)	38	(37)
Cash flow hedge	(71)	137	(1)
Net investment hedge	97	(266)	169
Taxes on the above items	3	6	8
Share of income (losses) from investments in associates and joint ventures	143	(76)	26
Other comprehensive income that will be reclassified to profit or loss, net of tax	(1,405)	(161)	165
Total other comprehensive (loss) income	(945)	323	576
Comprehensive (loss) income	(139)	897	1,104
Attributable to:
Limited partners	(13)	139	643
General partner	137	112	88
Non-controlling interest attributable to:
Redeemable Partnership Units held by Brookfield	(6)	57	265
Comprehensive Income (Loss), Portion Attributable To Non-controlling Interest, Exchange LP Units	4	0	0
Interest of others in operating subsidiaries	$ (261)	$ 589	$ 108

[1]	Certain net income allocations have been reclassified to provide comparability with the current year consolidated statements of partnership capital.